                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09901

                          HILLVIEW INVESTMENT TRUST II
               (Exact name of registrant as specified in charter)

c/o PFPC 400 Bellevue Parkway Wilmington, DE                             19809
  (Address of principal executive offices)                            (Zip code)

               c/o PFPC 400 Bellevue Parkway Wilmington, DE 19809
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (484)708-4720
Date of fiscal year end: 6/30/05
Date of reporting period: 9/30/05

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                            Portfolio of Investments
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCKS-94.2%

AEROSPACE/DEFENSE-0.8%
   Boeing Co. (The)                                           7,825   $  531,708
                                                                      ----------
APPLIANCES-1.0%
   Whirlpool Corp.                                            8,550      647,834
                                                                      ----------
AUTO PARTS & ACCESSORIES-2.2%
   Lear Corp.                                                23,650      803,390
   Snap-on, Inc.                                             16,300      588,756
                                                                      ----------
                                                                       1,392,146
BUILDING PRODUCTS & RELATED-1.0%
   Technical Olympic USA, Inc.                               22,875      598,410
                                                                      ----------
BUSINESS SERVICES-1.5%
   CDW Corp.                                                  6,990      411,851
   Marlin Business Services, Inc.*                              767       17,672
   Spherion Corp.*                                           72,875      553,850
                                                                      ----------
                                                                         983,373
CABLE TELEVISION-1.6%
   Digital Theater Systems, Inc.*                            21,900      368,796
   Liberty Media Corp., Class A*                             87,200      701,960
                                                                      ----------
                                                                       1,070,756
CHEMICALS-1.5%
   Chemtura Corp.                                            40,600      504,252
   PolyOne Corp. *                                           86,800      526,008
                                                                      ----------
                                                                       1,030,260
COMMERCIAL SERVICES -2.5%
   ICON plc*                                                 21,800    1,090,000
   Interactive Data Corp.*                                   12,050      272,932
   Providence Service Corp.*                                 10,300      315,077
                                                                      ----------
                                                                       1,678,009

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                      Portfolio of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
COMPUTER SOFTWARE & SERVICES-6.6%
   Avid Technology, Inc.*                                     9,500   $  393,300
   CIBER, Inc.*                                              60,800      451,744
   Ceridian Corp.*                                           18,200      377,650
   Cognos, Inc.*                                             14,100      548,913
   Computer Associates International, Inc.                   16,496      458,754
   Datastream Systems, Inc.*                                 76,300      591,707
   Hewlett-Packard Co.                                       20,875      609,550
   Hyperion Solutions Corp.*                                  7,300      355,145
   InFocus Corp.*                                            19,700       67,965
   Intuit, Inc.*                                              6,100      273,341
   VeriFone Holdings, Inc.*                                  18,200      366,002
                                                                      ----------
                                                                       4,494,071
CONSUMER PRODUCTS-1.3%
   Jarden Corp.*                                              8,200      336,774
   Playtex Products, Inc.*                                   50,300      553,300
                                                                      ----------
                                                                         890,074
CONTAINERS/PACKAGING-0.5%
   Crown Holdings, Inc.*                                     19,900      317,206
                                                                      ----------
DATA SERVICES-1.5%
   ChoicePoint, Inc.*                                        10,000      431,700
   Viad Corp.                                                21,081      576,565
                                                                      ----------
                                                                       1,008,265
EDUCATIONAL SERVICES-0.8%
   Corinthian Colleges, Inc.*                                16,800      222,936
   Education Management Corp.*                               10,400      335,296
                                                                      ----------
                                                                         558,232
ELECTRICAL EQUIPMENT-1.3%
   MagneTek, Inc.*                                          251,400      849,732
                                                                      ----------
ELECTRONIC COMPONENTS--SEMICONDUCTOR-3.0%
   Analog Devices, Inc.                                       4,600      170,844
   Benchmark Electronics, Inc.*                              12,900      388,548
   Integrated Device Technology, Inc.*                       31,590      339,276

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                      Portfolio of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
   MEMC Electronic Materials, Inc.*                          21,700   $  494,543
   Photon Dynamics, Inc.*                                    21,100      404,065
   PMC-Sierra, Inc.*                                         26,700      235,227
                                                                      ----------
                                                                       2,032,503

ENTERTAINMENT-0.8%
   Scientific Games Corp., Class A*                          17,300      536,300
                                                                      ----------
ENVIRONMENTAL SERVICES-0.2%
   Bennett Environmental, Inc *                              46,700      133,095
                                                                      ----------
FINANCE & FINANCIAL SERVICES-10.9%
   Alliance Data Systems Corp.*                               9,200      360,180
   CIT Group, Inc.                                            6,525      294,798
   Citigroup, Inc.                                           10,650      484,788
   Citizens First Bancorp, Inc.                              31,500      672,210
   Encore Capital Group, Inc.*                                7,550      134,692
   Fannie Mae                                                19,400      869,508
   First Community Bankcorp                                   7,610      363,986
   Freddie Mac                                               12,475      704,339
   Jones Lang LaSalle Inc.                                    4,450      204,967
   JPMorgan Chase & Co.                                      14,100      478,413
   Legg Mason, Inc.                                           2,850      312,616
   MarketAxess Holdings, Inc.*                               13,500      183,600
   MoneyGram International, Inc.*                            17,025      369,613
   Morgan Stanley                                            12,000      647,280
   PMI Group, Inc. (The)                                      5,500      219,285
   TNS, Inc.*                                                14,700      356,475
   Washington Mutual, Inc.                                   19,500      764,790
                                                                      ----------
                                                                       7,421,540

FOOD & BEVERAGES-0.7%
   Diageo plc ADR                                             6,000      348,060
   PepsiCo, Inc.                                              2,600      147,446
                                                                      ----------
                                                                         495,506

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                      Portfolio of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                            SHARES      VALUE
                                                            ------   -----------
HEALTH CARE COST CONTAINMENT-0.4%
   Caremark RX,  Inc. *                                      6,080   $  303,574
                                                                     ----------
INDUSTRIAL SPECIALTIES-1.8%
   NCI Building Systems, Inc.*                              20,050      817,840
   RPM International,  Inc.                                 22,050      405,720
                                                                     ----------
                                                                      1,223,560

INSURANCE-5.4%
   Allmerica Financial Corp.*                               16,600      682,924
   Aon Corp.                                                10,225      328,018
   Assurant, Inc.                                            8,630      328,458
   IPC Holdings, Ltd.                                       19,550      638,308
   MetLife, Inc.                                            10,850      540,656
   Platinum Underwriters Holdings, Ltd.                     10,550      315,340
   Torchmark Corp.                                          14,975      791,129
                                                                     ----------
                                                                      3,624,833

INTERNET SOFTWARE & CONTENT-2.2%
   Cisco Systems, Inc.*                                     22,950      411,493
   j2 Global Communications, Inc.*                           7,470      301,937
   SafeNet, Inc.*                                           13,000      472,030
   WebEx Communications, Inc.*                              13,450      329,660
                                                                     ----------
                                                                      1,515,120

MANUFACTURING-4.0%
   Bowater Inc.                                              1,200       33,924
   Harman International Industries, Inc.                     3,100      317,037
   Material Sciences Corp.*                                 45,950      692,466
   Tyco International, Ltd.                                 39,300    1,094,505
   Zebra Technologies Corp., Class A*                       14,100      551,169
                                                                     ----------
                                                                      2,689,101

MEDICAL MANAGEMENT SERVICES-0.8%
   American Healthways, Inc.*                                5,230      221,752
   Apria Healthcare Group, Inc.*                             9,440      301,230
                                                                     ----------
                                                                        522,982

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                      Portfolio of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
MEDICAL TECHNOLOGIES-12.7%
   Advanced Neuromodulation Systems, Inc.*                    3,700   $  175,602
   Ariad Pharmaceuticals, Inc.*                              82,025      609,445
   AtriCure, Inc.*                                            1,000       13,900
   Computer Programs and Systems, Inc.                          562       19,411
   Cyberonics, Inc.                                          10,800      322,272
   Durect Corp. *                                           136,500      935,025
   Laboratory Corp. of America Holdings*                     12,700      618,617
   MedImmune, Inc.*                                          28,800      969,120
   Merit Medical Systems, Inc.*                              14,390      255,279
   Millipore Corp.*                                           3,490      219,486
   Novavax, Inc.*                                           615,100    1,076,425
   Perrigo Co.                                               24,950      357,035
   Pfizer, Inc.                                              38,025      949,484
   PSS World Medical, Inc.*                                  40,600      541,604
   Priority Healthcare Corp., Class B*                       21,725      605,259
   Sirna Therapeutics, Inc.*                                164,500      723,800
   Wright Medical Group, Inc.*                                8,400      207,312
                                                                      ----------
                                                                       8,599,076

MINING-0.8%
   Arch Coal, Inc.                                            2,600      175,500
   CONSOL Energy, Inc.                                        4,600      350,842
                                                                      ----------
                                                                         526,342

OFFICE/BUSINESS EQUIPMENT-1.1%
   Xerox Corp.*                                              56,700      773,955
                                                                      ----------
OIL & GAS EXPLORATION-4.4%
   Denbury Resources, Inc.*                                  19,000      958,360
   Houston Exploration Co. (The)*                             6,670      448,558
   InterOil Corp.*                                            9,200      214,360
   Newpark Resources, Inc.*                                  78,525      661,181
   XTO Energy, Inc.                                          15,433      699,424
                                                                      ----------
                                                                       2,981,883

                          HILLVIEW INVESTMENT TRUST II

                                   ALPHA FUND

                      Portfolio of Investments (Concluded)
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
PHARMACEUTICALS-2.0%
   AmerisourceBergen Corp.                                    8,900   $  687,970
   Medco Health Solutions, Inc.*                             12,100      663,443
                                                                      ----------
                                                                       1,351,413
PUBLISHING & BROADCASTING-5.6%
   4Kids Entertainment, Inc.*                                33,100      575,609
   Bowne & Co., Inc.                                         49,500      707,355
   Dex Media, Inc.                                              525       14,590
   Discovery Holding Co., Class A*                            9,000      129,960
   R. R. Donnelley & Sons Co.                                14,900      552,343
   Time Warner, Inc.*                                        50,500      914,555
   Viacom Inc., Class A                                       7,600      252,472
   Viacom Inc., Class B                                      20,400      673,404
                                                                      ----------
                                                                       3,820,288
RETAIL-6.5%
   AnnTaylor Stores Corp.*                                   16,900      448,695
   Dollar Tree Stores, Inc.*                                 30,210      654,047
   Guitar Center, Inc.*                                       4,550      251,206
   Hasbro, Inc.                                              24,925      489,776
   Home Depot, Inc. (The)                                    21,000      800,940
   Rent-A-Center, Inc.*                                      19,575      377,993
   Ruby Tuesday, Inc.                                        15,550      338,368
   Tiffany & Co.                                             13,890      552,405
   Tractor Supply Co.*                                        2,500      114,125
   Tuesday Morning Corp.                                     13,950      360,886
                                                                      ----------
                                                                       4,388,441
STEEL PIPE & TUBE-2.3%
   Shaw Group, Inc. (The)*                                   36,000      887,760
   Western Silver Corp. *                                    83,400      703,896
                                                                      ----------
                                                                       1,591,656
TELECOMMUNICATIONS-1.0%
   Broadwing Corp.*                                         147,600      736,524
                                                                      ----------

                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND

                      Portfolio of Investments (Concluded)
                         September 30, 2005 (Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
TRANSPORTATION-2.2%
   AirTran Holdings, Inc.*                                  69,300   $   877,338
   Union Pacific Corp.                                       9,300       666,810
                                                                     -----------
                                                                       1,544,148
TRAVEL, LEISURE & RECREATION-0.9%
   Sunterra Corp.*                                          46,800       614,484
                                                                     -----------
WASTE MANAGEMENT-0.4%
   Stericycle, Inc.*                                         4,210       240,602
                                                                     -----------
TOTAL COMMON STOCKS
   (COST-$51,273,724)                                                 63,717,002
                                                                     -----------
WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
   Imperial Credit Industry*(A), expiring 01/31/08
   (Cost-$0)                                                 4,760            --
                                                                     -----------

                                                              PAR
                                                             (000)
                                                             -----
SHORT-TERM INVESTMENTS-7.4%
Wilmington Trust Prime Money Market Fund
3.115%                                                       4,978   $ 4,978,390
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST-$4,978,390)                                                   4,978,390
                                                                     -----------
TOTAL INVESTMENTS-101.6%
   (COST-$56,252,114)                                                 68,695,392
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-(1.6)%                          (1,051,137)
                                                                     -----------
NET ASSETS-100.0%                                                    $67,644,255
                                                                     ===========

------------
*    NON-INCOME PRODUCING SECURITIES

(A)  FAIR VALUED BY MANAGEMENT

ADR - AMERICAN DEPOSITORY RECEIPT

                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND

                        Portfolio of Investments-Country
                         September 30, 2005 (Unaudited)

                                                                        VALUE
                                                           SHARES   (US DOLLARS)
                                                          -------   ------------
COMMON STOCK-97.2%
AUSTRALIA-4.3%
   Ansell, Ltd.                                            22,480    $  193,642
   Aristocrat Leisure, Ltd.                                43,520       393,823
   Baycorp Advantage, Ltd.                                168,600       446,767
   Sonic Healthcare, Ltd.                                  16,505       195,363
   Toll Holdings, Ltd.                                     18,035       191,437
   UNiTAB, Ltd.                                            23,125       231,338
                                                                     ----------
                                                                      1,652,370
CAYMAN ISLANDS-0.2%
   Hopewell Highway Infrastructure, Ltd.                  120,500        85,431
                                                                     ----------
DENMARK-0.6%
   Jyske Bank A/S*                                          4,400       222,854
                                                                     ----------
FINLAND-2.1%
   Nokian Renkaat Oyj                                      12,800       304,170
   YIT-Yhtmya OYJ                                          11,300       480,921
                                                                     ----------
                                                                        785,091
FRANCE-8.3%
   BNP Paribas SA                                           5,100       388,912
   Compagnie Generale de Geophysique SA*                    3,810       399,177
   Eiffage SA                                               2,980       279,702
   Neopost SA                                               7,070       687,455
   Orpea*                                                   4,400       260,362
   Publicis Groupe                                         16,300       520,386
   Sanofi-Aventis                                           2,657       220,234
   Zodiac SA                                                7,150       423,261
                                                                     ----------
                                                                      3,179,489
GERMANY-7.0%
   Bayerische Motoren Werke AG                             16,700       786,446
   Henkel KGaA                                              4,950       423,844
   K+S AG                                                   5,540       392,341
   MLP AG                                                  20,700       434,000
   Rheinmetall AG                                           6,710       444,944
   Wincor Nixdorf AG                                        2,080       200,620
                                                                     ----------
                                                                      2,682,195

                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND

                  Portfolio of Investments-Country (Continued)
                         September 30, 2005 (Unaudited)

                                                                        VALUE
                                                           SHARES   (US DOLLARS)
                                                           ------   ------------
IRELAND-5.2%
   Anglo Irish Bank Corp. plc                              55,000    $  749,310
   Bank of Ireland                                         52,500       832,349
   Kingspan Group plc                                      31,935       411,975
                                                                     ----------
                                                                      1,993,634
ITALY-5.5%
   Azimut Holding SpA                                      23,845       193,478
   Banco Popolare di Verona                                15,800       298,882
   ERG SpA                                                 10,900       302,256
   Geox SpA                                                35,130       351,330
   Interpump Group SpA                                     95,300       644,579
   Tod's SpA                                                4,760       288,149
                                                                     ----------
                                                                      2,078,674
JAPAN-7.3%
   EN-Japan, Inc.                                              37       157,676
   HONDA MOTOR CO., Ltd.                                   11,000       623,081
   MEITEC CORP.                                             8,600       275,437
   NTT DoCoMo, Inc.                                            55        98,024
   OTSUKA Corp.                                             4,300       419,225
   POINT, Inc.                                              3,900       199,576
   STAR MICRONICS Co., Ltd.                                15,000       190,048
   SYSMEX Corp.                                             4,300       149,100
   SYSMEX Corp., W/I*                                       4,300       159,344
   Takeda Pharmaceutical Co., Ltd.                          8,800       524,863
                                                                     ----------
                                                                      2,796,374
NETHERLANDS-7.8%
   Axalto Holding N.V.*                                     9,545       351,336
   Euronext N.V.                                           14,000       618,111
   Fugro N.V.                                              16,240       491,451
   Heijmans N.V.                                           10,850       493,687
   Koninklijke BAM Groep N.V.                               4,350       400,685
   OPG Groep N.V.                                           2,750       209,707
   TomTom N.V.*                                             9,055       409,938
                                                                     ----------
                                                                      2,974,915
NORWAY-2.9%
   Fast Search & Transfer ASA*                             78,400       296,810
   Fred Olsen Energy ASA*                                  16,600       526,677
   Tandberg Television ASA*                                20,100       262,637
                                                                     ----------
                                                                      1,086,124

                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND

                  Portfolio of Investments-Country (Concluded)
                         September 30, 2005 (Unaudited)

                                                                        VALUE
                                                           SHARES   (US DOLLARS)
                                                          -------   ------------
SINGAPORE-3.6%
   Cosco Corp., Ltd.                                      301,000    $  452,524
   Jurong Technologies Industrial Corp., Ltd.             196,000       238,982
   KS Energy Services, Ltd.                               230,000       304,942
   StarHub Ltd.*                                          325,000       388,577
                                                                     ----------
                                                                      1,385,025
SOUTH KOREA-8.1%
   Daekyo Co., Ltd.                                         2,500       189,630
   Kookmin Bank                                             8,900       525,540
   KT&G Corp.                                               6,800       295,113
   Lotte Chilsung Beverage Co., Ltd.                          621       591,485
   Lotte Confectionary Co., Ltd.                              660       678,060
   SK Telecom Co., Ltd.                                     4,200       816,611
                                                                     ----------
                                                                      3,096,439
SPAIN-4.1%
   Cintra Concesiones de Infraestructuras de Transporte
      SA*                                                  29,600       407,904
   Enagas                                                  11,460       206,560
   Fadesa Inmobiliaria S.A                                 14,170       510,812
   Grupo Ferrovial S.A.                                     3,100       258,822
   Indra Sistemas S.A.                                      8,905       195,937
                                                                     ----------
                                                                      1,580,035
SWEDEN-0.9%
   Modern Times Group MTG AB, B Shares*                     8,650       326,772
                                                                     ----------
SWITZERLAND-10.8%
   Charles Voegele Holding AG                               2,585       211,532
   Givaudan S.A.                                              515       331,150
   Gurit-Heberlein AG                                         640       608,105
   Julius Baer Holding AG, B Shares                         6,050       475,366
   Kuehne & Nagel International AG                          1,635       405,817
   Lindt & Spruengli AG                                        11       182,587
   Nestle S.A.                                              2,200       646,733
   Nobel Biocare Holding AG                                 2,095       495,618
   Phonak Holding AG                                       10,645       457,836
   Ypsomed Holding AG*                                      2,650       300,097
                                                                     ----------
                                                                      4,114,841
TURKEY-0.5%
   Dogan Sirketler Grubu Holdings A.S.*                    60,800       169,874
                                                                     ----------

                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND

                  Portfolio of Investments-Country (Concluded)
                         September 30, 2005 (Unaudited)

                                                                        VALUE
                                                           SHARES   (US DOLLARS)
                                                          -------   ------------
UNITED KINGDOM-18.0%
   Aegis Group plc                                        172,000    $   425,999
   Benfield Group plc                                      94,000        518,009
   British Sky Broadcasting Group plc                      38,000        376,800
   Cadbury Schweppes plc                                   44,100        446,258
   Carpetright plc                                         47,600        741,039
   Diageo plc                                              45,500        656,025
   Enodis plc*                                            238,600        542,407
   GlaxoSmithKline plc                                     35,200        897,965
   Homeserve plc                                           13,000        253,901
   Michael Page International plc                          83,000        361,214
   NETeller plc                                            15,570        227,934
   Northgate plc                                           12,965        259,181
   Signet Group plc                                       250,000        453,331
   Sportingbet plc*                                        57,815        319,115
   Vodafone Group plc                                     138,000        360,101
                                                                     -----------
                                                                       6,839,279
TOTAL COMMON STOCK
   (Cost-$28,375,719)                                                 37,049,416
                                                                     -----------

                                                              PAR
                                                             (000)
                                                             -----
SHORT-TERM INVESTMENTS-2.6%
WILMINGTON TRUST PRIME MONEY MARKET FUND
3.115%                                                         963       963,384
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost-$963,384)                                                       963,384
                                                                     -----------
FORWARD CONTRACTS-0.3%
   GBP FORWARD CONTRACT/NOVEMBER 2005/200,000                             15,541
   GBP FORWARD CONTRACT/DECEMBER 2005/200,000                             26,983
   GBP FORWARD CONTRACT/DECEMBER 2005/100,000                             12,417
   GBP FORWARD CONTRACT/JULY 2006/150,000                                 (4,178)
   CHF FORWARD CONTRACT/NOVEMBER 2005/400,000                             33,532
   CHF FORWARD CONTRACT/NOVEMBER 2005/400,000                             36,415
                                                                     -----------
TOTAL FORWARD CONTRACTS                                                  120,710

TOTAL INVESTMENTS-100.1%
   (Cost-$29,339,103)                                                 38,133,510
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS-(0.1%)                             (26,290)
                                                                     -----------

                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND

                  Portfolio of Investments-Country (Concluded)
                         September 30, 2005 (Unaudited)

                                                                     ===========
NET ASSETS-100.0%                                                    $38,107,220
                                                                     ===========

ADR - AMERICAN DEPOSITORY RECEIPT

W/I - WHEN ISSUED

*    NON-INCOME PRODUCING SECURITIES

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE OPPORTUNITY FUND

                            Portfolio of Investments
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
LONG POSITIONS-102.0%
COMMON STOCKS-69.9%

APARTMENTS-6.8%
   American Campus Communities, Inc.                         23,100   $  554,862
   Camden Property Trust**                                   18,400    1,025,800
   Post Properties, Inc.**                                   39,000    1,452,750
                                                                      ----------
                                                                       3,033,412

DIVERSIFIED-15.1%
   Duke Realty Corp.                                         26,800      907,984
   Florida East Coast Industries, Inc., Class B              31,600    1,431,164
   iStar Financial, Inc.**                                   21,023      849,960
   Liberty Property Trust**                                  28,700    1,220,898
   Rayonier,  Inc.**                                         16,300      939,206
   Sizeler Property Investors, Inc.**                       109,500    1,329,330
                                                                      ----------
                                                                       6,678,542

FORESTRY-1.1%
   Deltic Timber Corp.                                       10,600      488,130
                                                                      ----------
HEALTH CARE-1.9%
   Senior Housing Properties Trust                           45,300      860,700
                                                                      ----------
HOTELS/RESORTS-9.8%
   Boykin Lodging Co.*                                      109,100    1,355,022
   DiamondRock Hospitality Co.*                              88,500    1,039,875
   Highland Hospitality Corp.                               105,600    1,083,456
   Host Marriott Corp. */**                                  50,800      858,520
                                                                      ----------
                                                                       4,336,873

OFFICE PROPERTY-16.7%
   Arden Realty, Inc.                                        34,800    1,432,716
   CarrAmerica Realty Corp.                                  37,100    1,333,745
   Crescent Real Estate Equities Co.                         60,100    1,232,651
   Government Properties Trust, Inc.                        117,400    1,150,520
   Prentiss Properties Trust                                 23,400      950,040
   Trizec Properties, Inc.**                                 56,200    1,295,972
                                                                      ----------
                                                                       7,395,644

REGIONAL MALLS-2.4%
   Taubman Centers, Inc.**                                   33,200    1,052,440
                                                                      ----------

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE OPPORTUNITY FUND

                      Portfolio of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                            SHARES      VALUE
                                                            ------   -----------
SHOPPING CENTERS-14.8%
   Acadia Realty Trust                                      45,200   $   813,148
   Kite Realty Group Trust**                                88,400     1,318,928
   Ramco-Gershenson Properties Trust**                      47,400     1,383,606
   Tanger Factory Outlet Centers, Inc.**                    38,100     1,059,561
   Urstadt Biddle Properties, Class A                       57,700       874,732
   Weingarten Realty Investors                              29,100     1,101,435
                                                                     -----------
                                                                       6,551,410

STORAGE-1.3%
   Public Storage, Inc., Dep Shares A**                     19,375       548,312
                                                                     -----------

TOTAL COMMON STOCKS
   (Cost-$25,310,613)                                                 30,945,463
                                                                     -----------
CANADA-3.0%

REAL ESTATE MANAGEMENT-3.0%
   Boardwalk Real Estate Investment Trust                   71,900     1,325,742
                                                                     -----------
TOTAL CANADIAN STOCKS
   (Cost-$1,137,810)                                                   1,325,742
                                                                     -----------

PREFERRED STOCKS-29.1%
APARTMENTS-2.1%
   Apartment Investment & Management Co. 8.750% D           14,000       351,400
   Colonial Properties Trust 8.125% D**                      8,600       222,740
   Mid-America Apartment Communities 8.300% H               13,900       362,790
                                                                     -----------
                                                                         936,930

DIVERSIFIED-7.5%
   Capital Automotive REIT 7.500% A**                        9,800       218,540
   Colonial Properties Trust 7.620% E                        8,800       219,472
   Crescent Real Estate Equities Co. 6.750% A**             19,400       429,710
   Duke Realty Corp 6.600% L**                              17,600       441,056
   iStar Financial, Inc. 8.000% D                           10,300       261,826
   iStar Financial, Inc. 7.650% G                           14,000       352,520
   Lexington Corporate Properties Trust 8.050% B**          13,600       357,000
   Sizeler Properties  Investment 9.750% B                  15,600       413,556
   Trustreet Properties, Inc. 7.720% A                      27,600       637,560
                                                                     -----------
                                                                       3,331,240

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE OPPORTUNITY FUND

                      Portfolio of Investments (Concluded)
                         September 30, 2005 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
HEALTH CARE-0.8%
   Health Care REIT, Inc. 7.875% D**                         13,800   $  357,351
                                                                      ----------
HOTELS-2.7%
   FelCor Lodging Trust, Inc. 7.800% A**                     16,300      401,469
   Sunstone Hotel Investors 8.000% A                         17,100      436,050
   Winston Hotels, Inc. 8.000% B**                           14,100      352,641
                                                                      ----------
                                                                       1,190,160

INDUSTRIAL PROPERTY-0.8%
   PS Business Parks, Inc. 8.750% F **                       13,100      339,421
                                                                      ----------
MORTGAGE-2.1%
   Annaly Mortgage Management 7.875% A                       22,100      542,555
   MFA Mortgage Investment, Inc. 8.500% A**                  14,800      366,300
                                                                      ----------
                                                                         908,855

OFFICE PROPERTY-7.3%
   Alexandria Real Estate 8.375% C                           16,900      444,808
   Brandywine Realty Trust 7.500% C                          17,100      433,485
   Cousins Properties, Inc. 7.750% A**                       16,700      434,200
   Glenborough Realty Trust, Inc. 7.750% A                    7,982      200,508
   Highwoods Properties 8.000% B**                           14,291      360,991
   Kilroy Realty Corp. 7.500% F**                            18,300      465,552
   Maguire Properties, Inc. 7.625% A**                       21,600      547,560
   SL Green Realty Corp. 7.625% C                            13,900      352,921
                                                                      ----------
                                                                       3,240,025

REGIONAL MALLS-2.5%
   CBL & Associates Properties 7.750% C**                    13,700      353,049
   Simon Property Group, Inc. 7.890% G                        4,400      230,340
   Taubman Centers, Inc. 8.300% A**                          11,300      286,342
   Taubman Centers, Inc. 8.000% G                            10,000      260,000
                                                                      ----------
                                                                       1,129,731

SHOPPING CENTERS-3.3%
   Developer Diversified Realty 8.000% G                      8,600      222,912
   Developer Diversified Realty 7.375% H                     15,500      393,700
   Saul Centers, Inc. 8.000% A**                             16,000      418,400
   Urstadt Biddle Properties, Inc. 7.500% D                  16,800      432,684
                                                                      ----------
                                                                       1,467,696

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE OPPORTUNITY FUND

                      Portfolio of Investments (Concluded)
                         September 30, 2005 (Unaudited)

                                                            SHARES      VALUE
                                                            ------   -----------
TOTAL PREFERRED STOCKS
   (Cost-$12,694,577)                                                $12,901,409
                                                                     -----------
TOTAL LONG POSITIONS
   (Cost-$39,143,000)                                                 45,172,614
                                                                     -----------

                                                              PAR
                                                             (000)
                                                             -----
SHORT-TERM INVESTMENTS-0.0%
Wilmington Trust Prime Money Market Fund 2.702%                                0
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost-$0)                                                                   0
                                                                     -----------
TOTAL INVESTMENTS
   (Cost-$)                                                           45,172,614
                                                                     -----------

                                                              PAR
                                                             (000)
                                                             -----
SHORT-TERM INVESTMENTS-0.3%
Wilmington Trust Prime Money Market Fund 3.115%                130       130,024
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost-$130,024)                                                       130,024
                                                                     -----------
TOTAL INVESTMENTS
   (Cost-$39,273,024)                                                 45,302,638
                                                                     -----------

                                                           SHARES       VALUE
                                                          --------   ----------
SECURITIES SOLD SHORT-(15.0%)
COMMON STOCK-(3.3%)
MORTGAGE-(2.4%)
   Accredited Home Lenders Holding Co.*                    (8,100)     (284,796)
   American Home Mortgage Investment Corp.                 (6,700)     (203,010)
   New Century Financial Corp.                             (7,600)     (275,652)
   Thornburg Mortgage, Inc.                               (12,000)     (300,720)
                                                                     ----------
                                                                     (1,064,178)

                          HILLVIEW INVESTMENT TRUST II
                     REMS REAL ESTATE VALUE OPPORTUNITY FUND

                      Portfolio of Investments (Concluded)
                         September 30, 2005 (Unaudited)

                                                          SHARES       VALUE
                                                         --------   -----------
REGIONAL MALLS-(0.9%)
   General Growth Properties, Inc.                        (5,000)   $  (224,650)
   Mills Corp. (The)                                      (3,400)      (187,272)
                                                                    -----------
                                                                       (411,922)

TOTAL COMMON STOCK
   (Proceeds-$1,520,877)                                             (1,476,100)
                                                                    -----------
INVESTMENT COMPANY-(11.7%)
EXCHANGE TRADED FUNDS-(11.7%)
   iShares Dow Jones U.S. Real Estate Index Fund         (80,700)    (5,186,589)
                                                                    -----------
TOTAL INVESTMENT COMPANY
   (Proceeds-$4,759,873)                                             (5,186,589)
                                                                    -----------
TOTAL SECURITIES SOLD SHORT
   (Proceeds-$6,280,750)                                             (6,662,689)
                                                                    -----------
NET INVESTMENTS IN SECURITIES
   (Cost-$32,992,274)                                                38,639,949
                                                                    -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-12.7%                           5,655,448
                                                                    -----------
NET ASSETS-100.0%                                                   $44,295,397
                                                                    ===========

----------
*    NON-INCOME PRODUCING SECURITIES

** ALL OR A PORTION OF POSITION IS SEGREGATED AS COLLATERAL FOR SECURITIES SOLD SHORT. THE SEGREGATED MARKET VALUE OF COLLATERAL IS $18,545,943

REIT - REAL ESTATE INVESTMENT TRUST

Item 1. Internal Controls & Procedures

     (a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant's disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant's management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure. (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 2. Exhibits

     Separate certifications of the registrant's principal executive and financial officers pursuant to Section 30a - 2(a) are attached as EX-99.CERT

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Hillview Investment Trust II

                                        /s/ David M. Spungen
By (Signature and Title)*               ----------------------------------------
                                        David M. Spungen, President
Date November 29, 2005
     ----------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        /s/ David M. Spungen
By (Signature and Title)*               ----------------------------------------
                                        David M. Spungen, President
Date November 29, 2005
     ----------------------

                                        /s/ Joseph A. Bracken
By (Signature and Title)*               ----------------------------------------
                                        Joseph A. Bracken, Treasurer
Date November 29, 2005
     ----------------------

     Print the name and title of each signing officer under his or her signature.